Fair Value Measurement - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Sep. 04, 2018	Jan. 22, 2016	Mar. 31, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 26, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on disposal of assets					$ 0	$ 8,864	$ 16,000
Total debt					1,103,871	590,032
Long Term Debt Net Of Discount					492,400
Term Loan Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, gross					496,250	559,973
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on disposal of assets						8,864
Fair Value, Measurements, Nonrecurring | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on disposal of assets							16,000
Fair Value, Measurements, Nonrecurring | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on disposal of assets							3,460
Fair Value, Measurements, Nonrecurring | Trade names, subject to amortization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on disposal of assets							20
Fair Value, Measurements, Nonrecurring | Carrying Value | Trade names, subject to amortization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure							0
Northern International, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration					0	(382)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements					0	475
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					0	956
Ravin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration					(4,734)	0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					360	0
Rimports
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration								$ 25,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					4,800	0
Baby Tula, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration					(4,800)	0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					0	3,780
Crosman | Ravin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration					25,000
Fair value of contingent consideration	$ (4,700)				(4,300)
Arnold [Member] | Fair Value, Measurements, Nonrecurring | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on disposal of assets						8,864
Arnold [Member] | Fair Value, Measurements, Nonrecurring | Carrying Value | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair Value Disclosure						26,903	35,767
Arnold [Member] | Level 1 | Fair Value, Measurements, Nonrecurring | Estimate of Fair Value Measurement | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair Value Disclosure						0	0
Arnold [Member] | Level 3 | Fair Value, Measurements, Nonrecurring | Estimate of Fair Value Measurement | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair Value Disclosure						26,903	35,767
Arnold [Member] | Level 2 | Fair Value, Measurements, Nonrecurring | Estimate of Fair Value Measurement | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair Value Disclosure						0	$ 0
5.11 Tactical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances					(5)	(5)
Sterno Products | Northern International, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		$ 1,800				1,500
Contingent consideration term		2 years
Payments of contingent consideration				$ 500
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ (500)			(400)
Sterno Products | Rimports
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration					25,000
Fair value of contingent consideration	$ (4,800)
Ergobaby | Baby Tula, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration					8,200
Fair value of contingent consideration					(3,800)
Liberty
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)					$ 0	$ 8